Loans and borrowings - Repayment Profile (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 29.1	€ 22.5
Loans and borrowings	2,198.3	1,736.3
Borrowings	2,227.4	1,758.8
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	8.5	7.8
Loans and borrowings	1,347.4	1,287.5
Gross | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	0.0	400.0
Lease Liabilities | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	22.6	16.7
Lease Liabilities | Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	58.3	53.7
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	9.4	6.9
Deferred borrowing costs | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(2.0)	(2.0)
Deferred borrowing costs | 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	(5.7)	(4.9)
Deferred borrowing costs | More than five years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	€ (1.7)	€ 0.0